Financial Liabilities at Fair Value Through Profit or Loss - Summary of Difference Between Carrying Amount And Contractually Required to Pay at Maturity Of Financial Liabilities Designated At Fair Value Through Profit Or Loss Explanatory (Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of financial liabilities [line items]
Carrying amount	₩ 11,320,590	$ 7,836,759	₩ 10,720,231
Financial liabilities designated at fair value through profit or loss
Disclosure of financial liabilities [line items]
Amount contractually required to pay at maturity	7,900,807		7,947,236
Carrying amount	7,981,018		8,002,499
Difference	₩ (80,211)		₩ (55,263)